Consolidated Balance Sheets (Parenthetical) (First Aviation Services, Inc. [Member], USD $)	Dec. 31, 2011	Dec. 31, 2010
Treasury stock, shares	61,651	68,188
Preferred stock, par value per share	$ 0.01	$ 0.01
Preferred stock, redemption price per share	$ 100.0	$ 100.0
Preferred stock, shares authorized	30,000	30,000
Preferred stock, shares issued	18,354	15,841
Preferred stock, shares outstanding	18,354	15,841
Class A Common Stock [Member]
Ordinary shares, par value per share	$ 0.2	$ 0.2
Ordinary shares, shares authorized	1,000,000	1,000,000
Ordinary shares, shares issued	671,994	566,031
Ordinary shares, shares outstanding	610,343	497,843
Class B Common Stock [Member]
Ordinary shares, par value per share	$ 0.2	$ 0.2
Ordinary shares, shares authorized	300,000	300,000
Ordinary shares, shares issued	288,333	288,333
Ordinary shares, shares outstanding	288,333	288,333